Note 14 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2025		2024

	Amount	Percent	Amount	Percent

Canadian federal statutory tax rate (1)	$39,977	15.0%	$38,685	15.0%
Provincial income taxes, net of federal income tax effect (2)	3,474	1.3%	6,779	2.6%
Foreign tax effects
United States
Statutory tax rate difference between U.S. and Canada	24,669	9.3%	21,275	8.3%
Impact of contingent acquisition consideration fair value adjustments	858	0.3%	(2,863)	-1.1%
Other	1,454	0.5%	1,264	0.5%
Changes in valuation allowances	3,261	1.2%	-	0.0%
Nontaxable or nondeductible items
Nondeductible stock-based compensation	759	0.3%	3,591	1.4%
Other adjustments	1,313	0.5%	1,393	0.5%

Effective tax rate	$75,765	28.4%	$70,124	27.2%

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2025	2024

Canada	$29,193	$58,459
United States	237,319	199,439
Total	$266,512	$257,898

Income tax expense (recovery) comprises the following:

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2025	2024

Current
Canada	$16,477	$16,161
United States	56,441	66,791
	72,918	82,952

Deferred
Canada	(3,725)	(764)
United States	6,572	(12,064)
	2,847	(12,828)

Total	$75,765	$70,124

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2025	2024

Deferred income tax assets
Loss carry-forwards	$10,232	$6,382
Expenses not currently deductible	58,973	45,969
Stock-based compensation	15,651	-
Allowance for credit losses	9,687	10,865
Interest expense	2,327	9,144
	96,870	72,360

Deferred income tax liabilities
Depreciation and amortization	169,481	146,941
Basis differences of partnerships and other entities	2,874	2,447
Prepaid and other expenses deducted for tax purposes	5,174	4,432
	177,529	153,820

Net deferred income tax asset (liability) before valuation allowance	(80,659)	(81,460)
Valuation allowance	17,353	1,321

Net deferred income tax asset (liability)	$(98,012)	$(82,781)

Schedule of Income Taxes Paid [Table Text Block]
	2025	2024

Canada (Federal)	$7,669	$8,315
Canada (Provincial)	5,879	6,375
United States (Federal)	42,510	40,821
United States (State)	20,926	26,797
Other	5,409	-
Total	$82,393	$82,308

Summary of Operating Loss Carryforwards [Table Text Block]
	Loss carry forward		Gross losses not recognized		Net
	2025	2024	2025	2024	2025	2024

Canada	$316	$1,265	$-	$-	$316	$1,265
United States	106,271	77,676	75,106	23,362	31,165	54,314